Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Leasehold improvements	534	534	75
Computer and network equipment	2,457	2,468	344
Manufacturing equipment	12,460	13,788	1,925
Office equipment	288	288	40
Motor vehicles	4,367	4,509	629
Construction in process	-	94	13
	20,106	21,680	3,026
Less: loss of impairment	(1,896)	(1,896)	(265)
Less: Accumulated depreciation	(9,554)	(11,137)	(1,554)
	8,656	8,647	1,207